NATURE OF OPERATIONS (Details Narrative) $ / shares in Units, shares in Millions			3 Months Ended	12 Months Ended
	Aug. 08, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024	Dec. 31, 2024 a	Dec. 31, 2024 ft²	Dec. 21, 2024 USD ($)	Dec. 20, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
Stock Issued During Period, Value, New Issues			$ 500,000	$ 1,000,000	$ 100,000
Shares Issued, Price Per Share | $ / shares			$ 0.01	$ 0.01	$ 1.00
Assets				$ 12,483,146	$ 11,733,010	$ 17,015,056
Cash				745,991	$ 79	34,684
Convertible Notes Payable				$ 1,100,000
Asset Purchase Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Area of Land								63	59,000
Awaysis Belize Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Equity Method Investment, Ownership Percentage							100.00%
Series of Individually Immaterial Business Acquisitions [Member]
Restructuring Cost and Reserve [Line Items]
Business Combination, Consideration Transferred		$ 11,400,000
Stock Issued During Period, Value, New Issues		$ 2,600,000
Demand Deposit Liabilities, Interest-Bearing, Average Rate Paid	0.00%	0.00%
Payment for Purchase, Loan, Mortgage, Held-for-Sale	$ 280,000
Stock Issued During Period, Shares, New Issues | shares	56.8
Shares Issued, Price Per Share | $ / shares	$ 0.150
Chial Mountain [Member]
Restructuring Cost and Reserve [Line Items]
Assets						5,500,000
Cash						$ 2,400,000
Notes Payable										$ 1,500,000
Investment Maturity Date										Feb. 15, 2025	Jun. 30, 2025
Convertible Notes Payable											$ 1,600,000
Investment Interest Rate											3.50%